Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 7,974,650	$ 781,318
Accounts receivable, net	2,232,696	2,079,111
Inventories, net	1,838,370	1,533,592
Prepaid expenses	450,293	458,313
Total Current Assets	12,496,009	4,852,334
Prepaid expenses and other	123,185	0
Intangible assets, net	346,547	0
Operating lease right-of-use assets	9,465,427	10,500,620
Property, plant, and equipment, net	2,493,355	3,659,084
Total Assets	24,924,523	19,012,038
Liabilities, Redeemable Preferred Stock and Stockholders' Deficit
Accounts payable and accrued expenses	2,040,862	2,099,537
Short-term debt	828,492	1,628,667
Derivative liabilities	0	158,000
Warrant liabilities	1,495,516	0
Operating lease liability, current portion	669,001	745,969
Finance lease liability, current portion	667,718	978,543
Notes payable, current portion, net	500,000	10,948,668
Total Current Liabilities	6,201,589	17,338,478
Long-term debt	440,879	698,600
Operating lease liability	5,636,793	6,176,508
Finance lease liability	828,171	1,593,979
Notes payable	4,000,000	0
Total Liabilities	17,107,432	25,807,565
Commitments and Contingencies
Stockholders' Deficit
Undesignated preferred stock, $0.0001 par value, 9,978,000 shares authorized, no shares issued and outstanding as of December 31, 2024 and 2023	0	0
Common stock, $0.0001 par value, 50,000,000 shares authorized, 10,240,478 and 7,893,205 shares issued and outstanding as of December 31, 2024 and 2023, respectively	1,024	789
Additional paid-in capital	41,575,012	36,243,146
Accumulated deficit	(53,792,500)	(43,039,462)
Total Stockholders' Deficit	(12,216,464)	(6,795,527)
Total Liabilities, Convertible Preferred Stock and Stockholders' Deficit	24,924,523	19,012,038
Series A Convertible Preferred Stock [Member]
Liabilities, Redeemable Preferred Stock and Stockholders' Deficit
Series A convertible preferred stock, $0.0001 par value, 22,000 shares authorized, 22,000 and 0 shares issued and outstanding as of December 31, 2024 and December 31, 2023, respectively	(20,033,555)	0
Nonrelated Party [Member]
Liabilities, Redeemable Preferred Stock and Stockholders' Deficit
Convertible notes	0	78,905
Related Party [Member]
Liabilities, Redeemable Preferred Stock and Stockholders' Deficit
Convertible notes	$ 0	$ 700,189